Liquidity Risk - Summary of Wholesale Funding by Currency (Detail) - Liquidity risk	Dec. 31, 2020	Dec. 31, 2019
United Kingdom, Pounds | Santander UK Group Holdings Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	24.00%	25.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	10.00%	11.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	73.00%	67.00%
United Kingdom, Pounds | Other Santander UK plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	63.00%	54.00%
United Kingdom, Pounds | Other Santander UK plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	10.00%	14.00%
United Kingdom, Pounds | Other Santander UK plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	41.00%	21.00%
United Kingdom, Pounds | Other Santander UK plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	3.00%
United Kingdom, Pounds | Other Santander UK plc | Certificates of Deposit and Commercial Paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	51.00%	45.00%
United Kingdom, Pounds | Other Santander UK plc | Covered Bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	48.00%	54.00%
United Kingdom, Pounds | Other Santander UK plc | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	77.00%	72.00%
United Kingdom, Pounds | Other Santander UK plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
United Kingdom, Pounds | Other Santander UK plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	63.00%	49.00%
United Kingdom, Pounds | Other Group Entities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	57.00%	50.00%
United Kingdom, Pounds | Other Group Entities | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	95.00%
United Kingdom, Pounds | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	0.00%
United States of America, Dollars | Santander UK Group Holdings Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	53.00%	56.00%
United States of America, Dollars | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	62.00%	65.00%
United States of America, Dollars | Santander UK Group Holdings Plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
United States of America, Dollars | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	27.00%	33.00%
United States of America, Dollars | Other Santander UK plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	18.00%	22.00%
United States of America, Dollars | Other Santander UK plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	73.00%	54.00%
United States of America, Dollars | Other Santander UK plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	37.00%	15.00%
United States of America, Dollars | Other Santander UK plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	97.00%
United States of America, Dollars | Other Santander UK plc | Certificates of Deposit and Commercial Paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	44.00%	54.00%
United States of America, Dollars | Other Santander UK plc | Covered Bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	5.00%	0.00%
United States of America, Dollars | Other Santander UK plc | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	23.00%	28.00%
United States of America, Dollars | Other Santander UK plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
United States of America, Dollars | Other Santander UK plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	37.00%	51.00%
United States of America, Dollars | Other Group Entities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	24.00%	27.00%
United States of America, Dollars | Other Group Entities | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	5.00%
United States of America, Dollars | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	22.00%	16.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	28.00%	22.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Other Santander UK plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	19.00%	24.00%
Euro Member Countries, Euro | Other Santander UK plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	17.00%	32.00%
Euro Member Countries, Euro | Other Santander UK plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	10.00%	59.00%
Euro Member Countries, Euro | Other Santander UK plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Other Santander UK plc | Certificates of Deposit and Commercial Paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	4.00%	1.00%
Euro Member Countries, Euro | Other Santander UK plc | Covered Bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	46.00%	45.00%
Euro Member Countries, Euro | Other Santander UK plc | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Other Santander UK plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Other Santander UK plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Other Group Entities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	19.00%	22.00%
Euro Member Countries, Euro | Other Group Entities | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro Member Countries, Euro | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	3.00%
Other | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Other | Santander UK Group Holdings Plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior Unsecured - Public Benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior Unsecured - Privately Placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	12.00%	5.00%
Other | Other Santander UK plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Certificates of Deposit and Commercial Paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Other Santander UK plc | Covered Bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Other Santander UK plc | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Group Entities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Other Group Entities | Securitisation and Structured Issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%